Income and Expenses Items - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Operating Income and Expense [Line Items]
Government grant received	$ 271	$ 973	$ 425
COVID-19 Epidemic [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Government grant received		$ 882